INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	12 Months Ended
Mar. 31, 2017
Investments In and Advance To Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
Equity Method Investments Disclosure [Text Block]
NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS

At March 31, 2017 and 2016, the Fund has limited partnership interests in operating limited partnerships which own or are constructing operating apartment complexes. The number of operating limited partnerships in which the Fund has limited partnership interests at March 31, 2017 and 2016 by series are as follows:

	2017	2016
Series 15	13	14
Series 16	17	20
Series 17	5	9
Series 18	12	12
Series 19	6	6
	53	61

During the year ended March 31, 2017 the Fund disposed of eight operating limited partnerships.

A summary of the dispositions by Series for March 31, 2017 is as follows:

	Operating	Sale of
	Partnership	Underlying	Partnership
	Interest	Operating	Proceeds from	Gain on
	Transferred	Partnership	Disposition *	Disposition
Series 15	1	-	$16,000	$16,000
Series 16	2	1	266,076	316,084
Series 17	4	-	70,478	70,478
Series 18	-	-	-	-
Series 19	-	-	-	-
Total	7	1	$352,554	$402,562

* Fund proceeds from disposition does not include $50,008 which was due to a writeoff of capital contributions payable to Series 16.

During the year ended March 31, 2016 the Fund disposed of nine operating limited partnerships and the Fund received additional proceeds from one operating limited partnership disposed of in the prior year.

A summary of the dispositions by Series for March 31, 2016 is as follows:

	Operating	Sale of
	Partnership	Underlying	Partnership
	Interest	Operating	Proceeds from	Gain on
	Transferred	Partnership	Disposition *	Disposition
Series 15	3	1	$465,691	$465,691
Series 16	1	-	243,000	243,000
Series 17	3	1	5,692,104	5,692,104
Series 18	-	-	320,583	15,294
Series 19	-	-	-	-
Total	7	2	$6,721,378	$6,416,089

* Fund proceeds from disposition include $305,289 which was receivable as of March 31, 2015 for Series 18.

Under the terms of the Fund’s investment in each operating limited partnership, the Fund is required to make capital contributions to the operating limited partnerships. These contributions are payable in installments over several years upon each operating limited partnership achieving specified levels of construction and/or operations.

The contributions payable to operating limited partnerships at March 31, 2017 and 2016 by series are as follows:

	2017	2016
Series 15	$-	$-
Series 16	-	50,008
Series 17	7,893	7,893
Series 18	18,554	18,554
Series 19	-	-
	$26,447	$76,455

The Fund’s investments in operating limited partnerships at March 31, 2017 are summarized as follows:

	Total	Series 15	Series 16
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$17,980,764	$3,800,488	$4,254,580

Acquisition costs of operating limited partnerships	2,375,082	541,634	462,972

Syndication costs from operating limited partnerships	(36,455)	-	-

Cumulative distributions from operating limited partnerships	(48,902)	(3,252)	(12,055)

Cumulative impairment loss in investment in operating limited partnerships	(2,592,909)	(189,424)	(806,916)

Cumulative losses from operating limited partnerships	(17,677,580)	(4,149,446)	(3,898,581)

Investments in operating limited partnerships per balance sheets	-	-	-

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A)	(138,624)	(14,246)	(43,920)

The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A)	(235,949)	(52,671)	(23,359)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	417,413	45,842	-

	Total	Series 15	Series 16

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(23,818,955)	(5,101,987)	(6,031,371)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	123,424	53,151	52,276

Cumulative impairment loss in investment in operating limited partnerships	2,592,909	189,424	806,916

Other	(121,642)	(80,970)	276,948

Equity per operating limited partnerships’ combined financial statements	$(21,181,424)	$(4,961,457)	$(4,962,510)

The Fund’s investments in operating limited partnerships at March 31, 2017 are summarized as follows:

	Series 17	Series 18	Series 19
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$2,309,391	$5,630,054	$1,986,251

Acquisition costs of operating limited partnerships	334,951	777,180	258,345

Syndication costs from operating limited partnerships	-	(36,455)	-

Cumulative distributions from operating limited partnerships	(2,463)	(27,368)	(3,764)

Cumulative impairment loss in investment in operating limited partnerships	(322,505)	(963,351)	(310,713)

Cumulative losses from operating limited partnerships	(2,319,374)	(5,380,060)	(1,930,119)

Investments in operating limited partnerships per balance sheets	-	-	-

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A)	(55,606)	(5,588)	(19,264)

The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A)	(132,522)	-	(27,397)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	115,146	237,589	18,836

	Series 17	Series 18	Series 19

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(3,247,701)	(6,037,627)	(3,400,269)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	6,706	11,291	-

Cumulative impairment loss in investment in operating limited partnerships	322,505	963,351	310,713

Other	(45,544)	(218,902)	(53,174)

Equity per operating limited partnerships’ combined financial statements	$(3,037,016)	$(5,049,886)	$(3,170,555)

The Fund’s investments in operating limited partnerships at March 31, 2016 are summarized as follows:

	Total	Series 15	Series 16
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	23,352,308	$3,950,299	$8,042,810

Acquisition costs of operating limited partnerships	3,125,005	564,428	1,016,280

Syndication costs from operating limited partnerships	(36,455)	-	-

Cumulative distributions from operating limited partnerships	(62,998)	(3,252)	(12,055)

Cumulative impairment loss in investment in operating limited partnerships	(3,397,130)	(189,424)	(1,326,748)

Cumulative losses from operating limited partnerships	(22,980,730)	(4,322,051)	(7,720,287)

Investments in operating limited partnerships per balance sheets	-	-	-

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2016 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2015 (see note A)	(188,624)	(14,246)	(93,920)

The Fund has recorded acquisition costs at March 31, 2016 which have not been recorded in the net assets of the operating limited partnerships (see note A)	(407,477)	(52,671)	(120,021)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	437,128	48,582	-

	Total	Series 15	Series 16

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(27,468,772)	(5,078,894)	(9,143,256)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	142,774	53,151	71,626

Cumulative impairment loss in investment in operating limited partnerships	3,397,130	189,424	1,326,748

Other	(57,517)	(77,698)	289,887

Equity per operating limited partnerships’ combined financial statements	$(24,145,358)	$(4,932,352)	$(7,668,936)

The Fund’s investments in operating limited partnerships at March 31, 2016 are summarized as follows:

	Series 17	Series 18	Series 19
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$3,742,894	$5,630,054	$1,986,251

Acquisition costs of operating limited partnerships	508,772	777,180	258,345

Syndication costs from operating limited partnerships	-	(36,455)	-

Cumulative distributions from operating limited partnerships	(16,559)	(27,368)	(3,764)

Cumulative impairment loss in investment in operating limited partnerships	(606,894)	(963,351)	(310,713)

Cumulative losses from operating limited partnerships	(3,628,213)	(5,380,060)	(1,930,119)

Investments in operating limited partnerships per balance sheets	-	-	-

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2016 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2015 (see note A)	(55,606)	(5,588)	(19,264)

The Fund has recorded acquisition costs at March 31, 2016 which have not been recorded in the net assets of the operating limited partnerships (see note A)	(207,388)	-	(27,397)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	132,121	237,589	18,836

	Series 17	Series 18	Series 19

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(4,426,234)	(5,555,949)	(3,264,439)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	6,706	11,291	-

Cumulative impairment loss in investment in operating limited partnerships	606,894	963,351	310,713

Other	(14,211)	(203,969)	(51,526)

Equity per operating limited partnerships’ combined financial statements	$(3,957,718)	$(4,553,275)	$(3,033,077)

The combined summarized balance sheets of the operating limited partnerships at December 31, 2016 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 15	Series 16
ASSETS

Buildings and improvements, net of accumulated depreciation	$21,761,359	$3,938,014	$8,446,974

Land	3,183,588	635,918	1,094,624

Other assets	7,521,845	2,262,377	3,028,240

	$32,466,792	$6,836,309	$12,569,838

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$49,589,030	$11,286,992	$16,669,540

Accounts payable and accrued expenses	1,586,166	197,651	150,036

Other liabilities	2,459,784	212,111	618,411

	53,634,980	11,696,754	17,437,987
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	(21,181,424)	(4,961,457)	(4,962,510)
Other partners	13,236	101,012	94,361

	(21,168,188)	(4,860,445)	(4,868,149)

	$32,466,792	$6,836,309	$12,569,838

The combined summarized balance sheets of the operating limited partnerships at December 31, 2016 are as follows:

	Series 17	Series 18	Series 19
ASSETS

Buildings and improvements, net of accumulated depreciation	$2,052,766	$5,505,374	$1,818,231

Land	326,600	856,966	269,480

Other assets	720,476	1,055,463	455,289

	$3,099,842	$7,417,803	$2,543,000

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$5,206,589	$11,504,690	$4,921,219

Accounts payable and accrued expenses	537,964	469,370	231,145

Other liabilities	296,885	743,446	588,931

	6,041,438	12,717,506	5,741,295
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	(3,037,016)	(5,049,886)	(3,170,555)
Other partners	95,420	(249,817)	(27,740)

	(2,941,596)	(5,299,703)	(3,198,295)

	$3,099,842	$7,417,803	$2,543,000

The combined summarized balance sheets of the operating limited partnerships at December 31, 2015 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 15	Series 16
ASSETS

Buildings and improvements, net of accumulated depreciation	$29,568,305	$4,806,190	$11,930,712

Land	3,903,489	684,856	1,288,687

Other assets	10,795,084	2,285,357	5,278,428

	$44,266,878	$7,776,403	$18,497,827

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$60,384,689	$12,126,820	$21,602,240

Accounts payable and accrued expenses	5,192,518	206,977	3,687,571

Other liabilities	2,831,188	246,198	713,482

	68,408,395	12,579,995	26,003,293
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	(24,145,358)	(4,932,352)	(7,668,936)
Other partners	3,841	128,760	163,470

	(24,141,517)	(4,803,592)	(7,505,466)

	$44,266,878	$7,776,403	$18,497,827

The combined summarized balance sheets of the operating limited partnerships at December 31, 2015 are as follows:

	Series 17	Series 18	Series 19
ASSETS

Buildings and improvements, net of accumulated depreciation	$5,080,072	$5,800,183	$1,951,148

Land	803,500	856,966	269,480

Other assets	1,471,554	1,226,998	532,747

	$7,355,126	$7,884,147	$2,753,375

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$10,083,602	$11,609,745	$4,962,282

Accounts payable and accrued expenses	671,726	399,968	226,276

Other liabilities	613,348	637,481	620,679

	11,368,676	12,647,194	5,809,237
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	(3,957,718)	(4,553,275)	(3,033,077)
Other partners	(55,832)	(209,772)	(22,785)

	(4,013,550)	(4,763,047)	(3,055,862)

	$7,355,126	$7,884,147	$2,753,375

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2016 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Total	Series 15	Series 16
Revenue
Rental	$9,571,913	$2,224,484	$3,175,002
Interest and other	217,504	51,642	65,374

	9,789,417	2,276,126	3,240,376
Expenses
Interest	1,145,891	289,161	344,749
Depreciation and amortization	2,341,880	529,311	705,289
Taxes and insurance	1,175,081	243,240	368,219
Repairs and maintenance	2,450,999	483,523	889,590
Operating expenses	3,928,968	914,759	1,242,744
Other expenses	84,514	11,522	13,222

	11,127,333	2,471,516	3,563,813

NET LOSS	$(1,337,916)	$(195,390)	$(323,437)

Net loss allocated to Boston Capital Tax Credit Fund III L.P.*	$(1,407,777)	$(205,277)	$(398,454)

Net Income (Loss) allocated to other partners	$69,861	$9,887	$75,017

*
Amounts include $205,277, $398,454, $183,320, $484,896, and $135,830 for Series 15, Series 16, Series 17, Series 18 and Series 19, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2016 are as follows:

	Series 17	Series 18	Series 19
Revenue
Rental	$1,270,718	$2,149,400	$752,309
Interest and other	24,089	54,446	21,953

	1,294,807	2,203,846	774,262
Expenses
Interest	124,149	306,460	81,372
Depreciation and amortization	387,177	554,151	165,952
Taxes and insurance	158,094	298,451	107,077
Repairs and maintenance	263,229	608,437	206,220
Operating expenses	538,332	883,491	349,642
Other expenses	9,000	49,570	1,200

	1,479,981	2,700,560	911,463

NET LOSS	$(185,174)	$(496,714)	$(137,201)

Net loss allocated to Boston Capital Tax Credit Fund III L.P.*	$(183,320)	$(484,896)	$(135,830)

Net Income (Loss) allocated to other partners	$(1,854)	$(11,818)	$(1,371)

*
Amounts include $205,277, $398,454, $183,320, $484,896, and $135,830 for Series 15, Series 16, Series 17, Series 18 and Series 19, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2015 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Total	Series 15	Series 16
Revenue
Rental	$11,658,113	$2,327,630	$4,340,062
Interest and other	235,310	53,301	74,305

	11,893,423	2,380,931	4,414,367
Expenses
Interest	1,563,789	313,200	639,443
Depreciation and amortization	3,046,486	567,614	1,100,806
Taxes and insurance	1,438,962	271,110	506,221
Repairs and maintenance	2,987,124	589,873	1,153,404
Operating expenses	4,895,146	1,018,576	1,715,871
Other expenses	481,170	13,440	409,866

	14,412,677	2,773,813	5,525,611

NET LOSS	$(2,519,254)	$(392,882)	$(1,111,244)

Net loss allocated to Boston Capital Tax Credit Fund III L.P.*	$(2,484,936)	$(400,421)	$(1,077,035)

Net Income (Loss) allocated to other partners	$(34,318)	$7,539	$(34,209)

*
Amounts include $400,421, $1,077,035, $347,353, $510,849, and $149,278 for Series 15, Series 16, Series 17, Series 18 and Series 19, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2015 are as follows:

	Series 17	Series 18	Series 19
Revenue
Rental	$2,108,018	$2,138,321	$744,082
Interest and other	31,733	52,578	23,393

	2,139,751	2,190,899	767,475
Expenses
Interest	214,868	311,058	85,220
Depreciation and amortization	657,895	554,454	165,717
Taxes and insurance	250,360	308,858	102,413
Repairs and maintenance	449,230	594,393	200,224
Operating expenses	911,272	885,941	363,486
Other expenses	12,000	44,664	1,200

	2,495,625	2,699,368	918,260

NET LOSS	$(355,874)	$(508,469)	$(150,785)

Net loss allocated to Boston Capital Tax Credit Fund III L.P.*	$(347,353)	$(510,849)	$(149,278)

Net Income (Loss) allocated to other partners	$(8,521)	$2,380	$(1,507)

*
Amounts include $400,421, $1,077,035, $347,353, $510,849, and $149,278 for Series 15, Series 16, Series 17, Series 18 and Series 19, respectively, of loss not recognized under the equity method of accounting as described in note A.